Additional Information Required by the Argentine Central Bank - Summary of Financial Trust Contracts (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2024 ARS ($)
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 22,543,206
GAS I
Disclosure of trust activities [line items]
Date of Contract	Dec. 06, 2006
Trust	GAS I
Maturity Date	Dec. 31, 2025
GAS II
Disclosure of trust activities [line items]
Date of Contract	May 14, 2009
Trust	GAS II
Maturity Date	Dec. 31, 2025
MILA III
Disclosure of trust activities [line items]
Date of Contract	Jun. 08, 2011
Trust	MILA III
Maturity Date	Dec. 31, 2025
MILA IV
Disclosure of trust activities [line items]
Date of Contract	Sep. 01, 2011
Trust	MILA IV
Maturity Date	Dec. 31, 2025
Financial trust contract [member] | Financial guarantee contracts [member] | Banco de Galicia y Bs.As. S.A.U. | GAS I
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 1,044,258
Financial trust contract [member] | Financial guarantee contracts [member] | Banco de Galicia y Bs.As. S.A.U. | GAS II
Disclosure of trust activities [line items]
Balances of Trust Funds	21,333,619
Financial trust contract [member] | Financial guarantee contracts [member] | Banco de Galicia y Bs.As. S.A.U. | MILA III
Disclosure of trust activities [line items]
Balances of Trust Funds	135,152
Financial trust contract [member] | Financial guarantee contracts [member] | Banco de Galicia y Bs.As. S.A.U. | MILA IV
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 30,177